Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Committee view the link between the Company’s performance and its NEOs' pay. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis."

The table below presents information on the compensation of our chief executive officer(s) and our other NEOs in comparison to certain performance metrics for 2022, 2021, and 2020:

	Summary compensation table total for first PEO	Summary compensation table total for second PEO(2)(3)	Compensation actually paid to first PEO	Compensation actually paid to second PEO(2)(3)	Average summary compensation table total for non-PEO NEOs	Average summary compensation actually paid for non-PEO NEOs(2)(3)	Value of fixed $100 investment based on:		Net Income	Revenue
Year							Total shareholder return(4)	S&P 500 healthcare services total shareholder return(5)
2022	$16,161,230	$16,044,010	$7,075,701	$6,958,481	$6,417,175	$2,418,932	$12	$170	$(272,100,000)	$277,190,000
2021	$39,988,708	$39,940,379	$(26,819,435)	$(26,867,764)	$5,756,009	$(3,538,060)	$26	$162	$(176,800,000)	$252,789,000
2020	$69,253,101	$69,247,314	$96,113,239	$96,107,452	$9,574,620	$21,760,358	$110	$119	$(228,600,000)	$245,265,000

(1)
Amwell's first principal executive officer for FY2020 through FY2022 was Ido Schoenberg. Amwell's second principal executive officer for FY2020 through FY2022 was Roy Schoenberg. Amwell's other, non-PEO, NEOs for FY2020 were Phyllis Gotlib, Kurt Knight, and Keith Anderson. Amwell's other, non-PEO, NEOs for FY2021 were Robert Shepardson, Phyllis Gotlib, Kurt Knight, Brendan O'Grady, and Keith Anderson. Amwell's other, non-PEO, NEOs for FY2022 were Robert Shepardson, Phyllis Gotlib, Kurt Knight, and Vukasin Paunovich.
(2)
The below tables represent the compensation actually paid calculation detail:

	First PEO - Ido Schoenberg			Second PEO - Roy Schoenberg
Compensation Element	2020	2021	2022	2020	2021	2022
SCT Reported Total Compensation	$69,253,101	$39,988,708	$16,161,230	$69,247,314	$39,940,379	$16,044,010
(i) Aggregate SCT Reported Equity Compensation (-)	$65,651,689	$38,795,379	$14,645,000	$65,651,689	$38,795,379	$14,645,000
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$71,111,797	$7,654,389	$11,450,000	$71,111,797	$7,654,389	$11,450,000
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$-	$(22,775,914)	$(3,244,671)	$-	$(22,775,914)	$(3,244,671)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$21,213,476	$6,423,807	$-	$21,213,476	$6,423,807	$-
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$186,554	$(19,315,046)	$(2,645,858)	$186,554	$(19,315,046)	$(2,645,858)
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-	$-	$-	$-	$-
Compensation Actually Paid Determination	$96,113,239	$(26,819,435)	$7,075,701	$96,107,452	$(26,867,764)	$6,958,481

	NON-PEO NEOs Compensation Actually Paid Calculation Detail
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$9,574,620	$5,756,009	$6,417,175
(i) Aggregate SCT Reported Equity Compensation (-)	$8,370,267	$5,069,463	$5,552,181
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$9,705,612	$2,024,689	$2,640,691
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$5,823,144	$(4,753,330)	$(914,566)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$2,382,948	$912,949	$255,722
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$2,644,301	$(2,408,914)	$(427,909)
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-	$-
Compensation Actually Paid Determination	$21,760,358	$(3,538,060)	$2,418,932
(3)
Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(4)
Total shareholder return calculated based on an assumed $100 investment as of 09/17/2020 and the reinvestment of any issued dividends.
(5)
The peer group reflected in the tables above is the S&P 500 Health Care Services index total shareholder return calculated based on an assumed $100 investment as of 09/17/2020 and the reinvestment of any issued dividends.

Named Executive Officers, Footnote [Text Block]
(1)
Amwell's first principal executive officer for FY2020 through FY2022 was Ido Schoenberg. Amwell's second principal executive officer for FY2020 through FY2022 was Roy Schoenberg. Amwell's other, non-PEO, NEOs for FY2020 were Phyllis Gotlib, Kurt Knight, and Keith Anderson. Amwell's other, non-PEO, NEOs for FY2021 were Robert Shepardson, Phyllis Gotlib, Kurt Knight, Brendan O'Grady, and Keith Anderson. Amwell's other, non-PEO, NEOs for FY2022 were Robert Shepardson, Phyllis Gotlib, Kurt Knight, and Vukasin Paunovich.

Peer Group Issuers, Footnote [Text Block]
(5)
The peer group reflected in the tables above is the S&P 500 Health Care Services index total shareholder return calculated based on an assumed $100 investment as of 09/17/2020 and the reinvestment of any issued dividends.

Non-PEO NEO Average Total Compensation Amount	$ 6,417,175	$ 5,756,009	$ 9,574,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,418,932	(3,538,060)	21,760,358
Equity Valuation Assumption Difference, Footnote [Text Block]	(3) Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs Revenue
Tabular List [Table Text Block]

Provided below are the most important financial measures used to link compensation actually paid with Amwell performance during the most recently completed fiscal year:

Revenue
Market Capitalization Milestones

Total Shareholder Return Amount	$ 12	26	110
Peer Group Total Shareholder Return Amount	170	162	119
Net Income (Loss)	$ (272,100,000)	(176,800,000)	(228,600,000)
Adjustment to PEO and Non PEO Compensation Footnote [Text Block]
(2)
The below tables represent the compensation actually paid calculation detail:

	First PEO - Ido Schoenberg			Second PEO - Roy Schoenberg
Compensation Element	2020	2021	2022	2020	2021	2022
SCT Reported Total Compensation	$69,253,101	$39,988,708	$16,161,230	$69,247,314	$39,940,379	$16,044,010
(i) Aggregate SCT Reported Equity Compensation (-)	$65,651,689	$38,795,379	$14,645,000	$65,651,689	$38,795,379	$14,645,000
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$71,111,797	$7,654,389	$11,450,000	$71,111,797	$7,654,389	$11,450,000
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$-	$(22,775,914)	$(3,244,671)	$-	$(22,775,914)	$(3,244,671)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$21,213,476	$6,423,807	$-	$21,213,476	$6,423,807	$-
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$186,554	$(19,315,046)	$(2,645,858)	$186,554	$(19,315,046)	$(2,645,858)
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-	$-	$-	$-	$-
Compensation Actually Paid Determination	$96,113,239	$(26,819,435)	$7,075,701	$96,107,452	$(26,867,764)	$6,958,481

	NON-PEO NEOs Compensation Actually Paid Calculation Detail
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$9,574,620	$5,756,009	$6,417,175
(i) Aggregate SCT Reported Equity Compensation (-)	$8,370,267	$5,069,463	$5,552,181
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$9,705,612	$2,024,689	$2,640,691
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$5,823,144	$(4,753,330)	$(914,566)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$2,382,948	$912,949	$255,722
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$2,644,301	$(2,408,914)	$(427,909)
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-	$-
Compensation Actually Paid Determination	$21,760,358	$(3,538,060)	$2,418,932

Revenue	$ 277,190,000	252,789,000	245,265,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Market Capitalization Milestones
Ido Schoenberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,161,230	39,988,708	69,253,101
PEO Actually Paid Compensation Amount	$ 7,075,701	$ (26,819,435)	$ 96,113,239
PEO Name	Ido Schoenberg	Ido Schoenberg	Ido Schoenberg
Roy Schoenberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,044,010	$ 39,940,379	$ 69,247,314
PEO Actually Paid Compensation Amount	$ 6,958,481	$ (26,867,764)	$ 96,107,452
PEO Name	Roy Schoenberg	Roy Schoenberg	Roy Schoenberg
PEO [Member] | Ido Schoenberg [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,645,000	$ 38,795,379	$ 65,651,689
PEO [Member] | Ido Schoenberg [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,450,000	7,654,389	71,111,797
PEO [Member] | Ido Schoenberg [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,244,671)	(22,775,914)
PEO [Member] | Ido Schoenberg [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,423,807	21,213,476
PEO [Member] | Ido Schoenberg [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,645,858)	(19,315,046)	186,554
PEO [Member] | Roy Schoenberg [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,645,000	38,795,379	65,651,689
PEO [Member] | Roy Schoenberg [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,450,000	7,654,389	71,111,797
PEO [Member] | Roy Schoenberg [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,244,671)	(22,775,914)
PEO [Member] | Roy Schoenberg [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,423,807	21,213,476
PEO [Member] | Roy Schoenberg [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,645,858)	(19,315,046)	186,554
Non-PEO NEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,552,181	5,069,463	8,370,267
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,640,691	2,024,689	9,705,612
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(914,566)	(4,753,330)	5,823,144
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	255,722	912,949	2,382,948
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (427,909)	$ (2,408,914)	$ 2,644,301